S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Nov. 06, 2025 USD ($) $ / shares shares
Class B Ordinary Shares [Member] | HCM IV Acquisition Corp [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	35,000
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	3,000,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 4,500,000
Private Placement Units [Member] | HCM IV Acquisition Corp [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	8,625,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000